RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,162,618	34,425,693
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,181,293	34,442,575
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	49,697,404	40,438,606
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	4,906,250	4,610,056
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,634,564	5,181,940
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	167,553	204,565
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	10,639,729	9,936,217
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	4,906,250	4,610,056
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,634,564	5,181,940
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	98,915	144,221
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	68,638	60,344
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	68,638	60,344
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,584,348	2,593,978
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,584,348	2,593,978
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,563,208	5,112,355
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,563,208	5,112,355
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	64,709	63,824
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	145,553	143,410
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	64,709	63,824
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	76,915	83,066
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	68,638	60,344
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,321,902	2,016,078
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	6,647	5,761
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	22,000	61,155
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,321,902	2,016,078
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	6,647	5,761
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 22,000	$ 61,155